CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

Catholic Responsible Investments Short Duration Bond Fund

Catholic Responsible Investments Opportunistic Bond Fund

Catholic Responsible Investments Bond Fund

(each a “Fund” and together the “Funds”)

Supplement dated September 2, 2026 to:

•	Each Fund’s Prospectus dated March 1, 2026, as supplemented June 29, 2026 (the “Prospectuses”);
•	Each Fund’s Summary Prospectus dated March 1, 2026, as supplemented June 29, 2026 (the “Summary Prospectuses”); and
•	The Funds’ Statement of Additional Information dated March 1, 2026, as supplemented June 29, 2026 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectuses, Summary Prospectuses and Statement of Additional Information, and should be read in conjunction with these documents.

Effective as of August 1, 2026, Teachers Advisers, LLC (“TAL”) merged into Nuveen Asset Management, LLC (“NAM”), an affiliate of TAL. Following the transaction, the surviving entity was renamed Nuveen Asset Management, LLC. Effective immediately, all references to Teachers Advisers, LLC are hereby deleted and replaced with Nuveen Asset Management, LLC, and all abbreviations for TAL are hereby deleted and replaced with NAM, in the Prospectuses, Summary Prospectuses and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CRI-SK-014-0100